VOYA SERIES FUND, INC.

Voya Mid Cap Research Enhanced Index Fund

(the “Fund”)

Supplement dated February 28, 2019

to the Fund’s Class A, Class C, Class I, Class O, Class R, Class T, and Class W Prospectus,

and Class P3 Prospectus, each dated September 28, 2018

(each a “Prospectus” and collectively the “Prospectuses”)

Effective February 28, 2019, Peg DiOrio, CFA is added as a portfolio manager to the Fund. The Prospectuses are hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Fund’s Prospectuses, is deleted in its entirety and replaced with the following:

Portfolio Managers

Vincent Costa, CFA	Peg DiOrio, CFA
Portfolio Manager (since 05/15)	Portfolio Manager (since 02/19)

Steve Wetter	Kai Yee Wong
Portfolio Manager (since 05/16)	Portfolio Manager (since 05/16)

2.	The sub-section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Corporate Leaders® 100 Fund and Voya Mid Cap Research Enhanced Index Fund” of the Fund’s Prospectuses is deleted in its entirety and replaced with the following:

Voya Corporate Leaders® 100 Fund

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Vincent Costa, CFA, Portfolio Manager, also serves as Head of the global equities team and as portfolio manager for the U.S. and Global active quantitative strategies and the U.S. large cap value portfolios. Mr. Costa joined Voya IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining Voya IM, Mr. Costa managed quantitative equity investments at both Merrill Lynch Investment Management and Bankers Trust Company.

Steve Wetter, Portfolio Manager, is responsible for portfolio management of the index, research enhanced index, and smart beta strategies. Mr. Wetter joined Voya IM in April 2012 and prior to that he was a portfolio manager and trader at Mellon Asset Management (2007 – 2009), and Northern Trust (2003 – 2007).

Kai Yee Wong, Portfolio Manager, is responsible for the portfolio management of the U.S. and Global active quantitative strategies. Prior to joining Voya IM in 2012, Ms. Wong worked as a senior equity portfolio manager at Northern Trust, responsible for managing various global indices including developed, emerging, real estate, Topix, and socially responsible benchmarks (2003 – 2009).

Voya Mid Cap Research Enhanced Index Fund

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Vincent Costa, CFA, Portfolio Manager, also serves as Head of the global equities team and as portfolio manager for the U.S. and Global active quantitative strategies and the U.S. large cap value portfolios. Mr. Costa joined Voya IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining Voya IM, Mr. Costa managed quantitative equity investments at both Merrill Lynch Investment Management and Bankers Trust Company.

Peg DiOrio, CFA, Portfolio Manager, is the head of quantitative equities at Voya IM and serves as a portfolio manager for the active quantitative strategies. Prior to joining Voya IM in 2012, she was a quantitative analyst with Alliance Bernstein/Sanford C. Bernstein for sixteen years where she was responsible for multivariate and time series analysis for low volatility strategies, global equities, REITs and options. Previously she was a senior investment planning analyst with Sanford C. Bernstein.

Steve Wetter, Portfolio Manager, is responsible for portfolio management of the index, research enhanced index, and smart beta strategies. Mr. Wetter joined Voya IM in April 2012 and prior to that he was a portfolio manager and trader at Mellon Asset Management (2007 – 2009), and Northern Trust (2003 – 2007).

Kai Yee Wong, Portfolio Manager, is responsible for the portfolio management of the U.S. and Global active quantitative strategies. Prior to joining Voya IM in 2012, Ms. Wong worked as a senior equity portfolio manager at Northern Trust, responsible for managing various global indices including developed, emerging, real estate, Topix, and socially responsible benchmarks (2003 – 2009).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA SERIES FUND, INC.

Voya Mid Cap Research Enhanced Index Fund

(the “Fund”)

Supplement dated February 28, 2019

to the Fund’s Class A, Class C, Class I, Class O, Class P3, Class R, Class T, and Class W

Statement of Additional Information (“SAI”) dated September 28, 2018

Effective February 28, 2019, Peg DiOrio, CFA is added as a portfolio manager to the Fund. The SAI is hereby revised as follows:

1.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Management” in the Fund’s SAI are hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Peg DiOrio, CFA[3]	1	$101,269,357	0	$0	0	$0

3 Information is as of December 31, 2018.

Ownership of Securities

Voya Mid Cap Research Enhanced Index Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Peg DiOrio, CFA[1]	None

1 Information is as of December 31, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE